United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/10

Date of Reporting Period:  Six months ended 3/31/10

Item 1.                      Reports to Stockholders

Federated Municipal
Ultrashort Fund

Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.02	$9.92	$10.02	$10.05	$10.05	$10.10
Income From Investment Operations:
Net investment income	0.03	0.21	0.33	0.33	0.29	0.19
Net realized and unrealized gain (loss) on investments	0.01	0.10	(0.11)	(0.03)	(0.00)[2]	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.31	0.22	0.30	0.29	0.14
Less Distributions:
Distributions from net investment income	(0.03)	(0.21)	(0.32)	(0.33)	(0.29)	(0.19)
Net Asset Value, End of Period	$10.03	$10.02	$9.92	$10.02	$10.05	$10.05
Total Return[3]	0.39%	3.21%	2.27%	3.01%	2.89%	1.42%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%[5]	0.80%[5]	0.80%	0.80%	0.80%
Net investment income	0.57%[4]	1.77%	3.12%	3.26%	2.76%	1.86%
Expense waiver/reimbursement[6]	0.41%[4]	0.44%	0.45%	0.50%	0.49%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,326,505	$2,543,523	$566,536	$67,502	$81,366	$230,669
Portfolio turnover	9%	44%	123%	52%	46%	55%
1	On September 26, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 0.80% for the years ended September 30, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,003.90	$4.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.94	$4.03
1	Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	23.3%
General Obligation - Local	17.0%
General Obligation - State	12.9%
Industrial Development Bond/Pollution Control Revenue	8.6%
Education	6.7%
Transportation	6.3%
Electric and Gas	4.8%
Resource Recovery	4.6%
Public Power	3.8%
Multi-Family Housing	2.1%
Other[2]	10.9%
Other Assets and Liabilities — Net[3]	(1.0)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor.
2	For purposes of this table, sector classifications constitute 90.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount		Value
	Municipal BONDS – 56.9%
	Alabama – 2.1%
$2,035,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,175,904
1,510,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	1,614,552
2,500,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2012	2,699,375
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2013	6,632,460
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2014	4,409,020
4,095,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,421,576
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,852,354
2,025,000	Baldwin County, AL, (Series 2010), 3.00%, 1/1/2012	2,096,138
4,510,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2011	4,592,353
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,589,905
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,548,165
24,750,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)/(Series B) ARS (Assured Guaranty Corp. INS), 1.000%, 4/2/2010	24,750,000
1,300,000	Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,380,548
1,500,000	Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,550,685
4,000,000	Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2012	4,189,960
	TOTAL	70,502,995
	Arizona – 0.9%
2,000,000	Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,064,200
8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,429,600
1,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,083,560
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Principal Amount			Value
$5,000,000		Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,567,200
1,000,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2011	1,054,440
1,840,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	2,001,589
1,000,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,051,780
1,000,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,076,980
2,135,000		Arizona Water Infrastructure Finance Authority, Water Quality Refunding Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	2,299,352
1,100,000		Arizona Water Infrastructure Finance Authority, Water Quality Refunding Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,156,958
2,500,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,660,150
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	3,005,130
		TOTAL	31,450,939
		Arkansas – 0.0%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	782,169
		California – 5.1%
11,500,000		California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 1.04% (Loyola Marymount University), 10/1/2015	11,500,000
1,000,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2011	1,034,810
1,500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,584,585
880,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	881,637
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,182,770
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,014,890
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,203,864
2,650,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,793,577
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Principal Amount		Value
$3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,156,112
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,172,590
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,375,120
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,995,851
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,924,000
6,500,000	California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-4), 1.65% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2011	6,555,900
1,000,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	1,001,870
40,000,000	California State, (Series 2009 A-1), 3.00% RANs, 5/25/2010	40,136,800
1,000,000	California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,030,950
3,895,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(United States Treasury COL), 1/1/2011	4,033,584
480,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(National Public Finance Guarantee Corporation INS), 1/1/2011	495,749
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,904,693
8,890,000	California Statewide Communities Development Authority, Proposition 1A Receivables Program (Series 2009), 5.00% (California State), 6/15/2013	9,537,281
1,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,020,870
4,000,000	Long Beach Community College District, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,762,960
4,200,000	San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,399,500
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Refunding Revenue Bonds (Series 2009B), 5.00%, 5/15/2012	2,158,620
11,185,000	San Francisco, CA City & County Airport Commission, Second Series Refunding Revenue Governmental Purpose Bonds (Series 2010C), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2014	12,544,201
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Principal Amount		Value
$13,300,000	San Francisco, CA City & County Airport Commission, Second Series Refunding Revenue Governmental Purpose Bonds (Series 2010C), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2015	15,024,744
2,755,000	San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, (Series 2008), 5.00%, 4/1/2011	2,855,530
	TOTAL	173,283,058
	Colorado – 1.1%
125,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	122,953
1,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,016,890
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,534,272
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	26,977,750
3,105,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00% (United States Treasury COL), 11/1/2010	3,187,748
	TOTAL	35,839,613
	Connecticut – 0.4%
7,800,000	Connecticut Development Authority, PCRBs (Series 1996A), 1.40% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2011	7,800,000
5,000,000	Connecticut Development Authority, PCRBs (Series 1996A), 5.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2010	5,000,000
1,000,000	Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,049,000
	TOTAL	13,849,000
	Delaware – 0.1%
3,000,000	University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,031,200
	District of Columbia – 0.6%
12,250,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010C), 0.47%, 12/1/2011	12,250,000
2,550,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,706,391
3,000,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,242,400
500,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2010	505,700
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Principal Amount			Value
$1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2011	1,053,360
		TOTAL	19,757,851
		Florida – 4.9%
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	5,993,314
54,610	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	21,841
60,000,000		Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	60,318,600
25,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-2), 4.50%, 6/1/2010	25,166,250
8,000,000		Escambia County, FL, (First Series), 1.75% TOBs (Gulf Power Co.), Mandatory Tender 4/21/2010	8,006,000
1,000,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2010A), 5.00%, 7/1/2011	1,051,880
4,000,000		Florida State Board of Education Lottery, Refunding Revenue Bonds (Series 2010C), 2.00%, 7/1/2011	4,058,600
1,365,000		Florida State Board of Education Lottery, Refunding Revenue Bonds (Series 2010C), 3.00%, 7/1/2011	1,401,937
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,240,430
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,549,589
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,539,224
6,105,000		Florida State Turnpike Authority, Refunding Turnpike Revenue Bonds (Series 2008A), 5.00%, 7/1/2011	6,431,862
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,399,988
5,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2011	5,287,750
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,608,300
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.04%, 10/1/2012	12,087,000
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.39%, 10/1/2014	5,036,250
2,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2010	2,000,000
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,168,320
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Principal Amount		Value
$1,625,000	Pasco County, FL School Board, (Series B) ARS (AMBAC INS), 0.850%, 4/2/2010	1,625,000
5,550,000	St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 1.030%, 4/2/2010	5,550,000
	TOTAL	165,542,135
	Georgia – 2.3%
2,250,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,326,747
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,110,250
3,000,000	Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,000,000
4,100,000	Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,262,811
2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,178,057
4,595,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	4,722,190
8,000,000	East Point, GA, 3.00% TANs, 12/31/2010	8,087,920
2,850,000	Floyd County, GA School District, GO Sales Tax Bonds (Series 2009), 3.00% (GTD by Georgia State), 8/1/2011	2,935,557
2,500,000	Fulton County, GA Facilities Corp., COP (Series 2009), 3.00%, 11/1/2011	2,570,200
1,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,039,940
4,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,338,960
8,120,000	Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,748,975
8,000,000	Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,529,840
5,850,000	Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	6,395,805
700,000	Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	704,830
5,000,000	Monroe County, GA Development Authority, PCRBs (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,184,750
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,066,740
1,000,000	Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,062,250
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Principal Amount		Value
$1,500,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2011	1,579,650
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,482,781
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,532,440
	TOTAL	76,860,693
	Illinois – 1.2%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2011	2,127,300
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,666,375
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.) Mandatory Tender 2/1/2012	3,019,470
5,130,000	Illinois Finance Authority, Revenue Bonds (Series 2010D), 2.00% (Advocate Health Care Network), 4/1/2011	5,174,785
3,650,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	3,852,831
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,319,051
12,600,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, 2.00%, 1/1/2011	12,708,990
	TOTAL	40,868,802
	Indiana – 0.3%
2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,922,205
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2010	2,006,380
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2011	1,039,160
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,129,280
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 8/1/2010	1,007,070
1,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 2.00%, 7/1/2011	1,018,030
Semi-Annual Shareholder Report
11

Principal Amount		Value
$1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,559,250
	TOTAL	11,681,375
	Iowa – 0.4%
1,500,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2005A), 5.00% (Iowa Health System)/(Assured Guaranty Corp. INS), 2/15/2012	1,586,895
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,337,650
7,050,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,495,630
	TOTAL	14,420,175
	Kansas – 0.2%
2,500,000	Junction City, KS, UT GO Notes (Series 2009B), 4.00%, 6/1/2010	2,513,600
450,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2011	461,871
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/Sunbelt Obligated Group), 11/15/2012	187,848
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	218,974
520,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 2.00% (Via Christi Health System, Inc.), 11/15/2010	523,089
500,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 3.00% (Via Christi Health System, Inc.), 11/15/2011	513,435
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,069,900
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,191,920
	TOTAL	7,680,637
	Kentucky – 0.8%
500,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2010	508,725
1,000,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,056,010
Semi-Annual Shareholder Report
12

Principal Amount		Value
$4,465,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2011	4,672,489
4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	5,052,444
15,000,000	Owensboro, KY, GO BANs (Series 2009), 3.25%, 7/1/2012	15,196,500
	TOTAL	26,486,168
	Maine – 0.1%
2,000,000	Maine Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	2,000,660
	Maryland – 0.8%
1,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,058,740
16,290,000	Maryland State, State & Local Facilities UT GO Bonds (Second Series 2009B), 5.25%, 8/15/2012	17,959,399
5,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,288,600
2,955,000	Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,282,266
	TOTAL	27,589,005
	Massachusetts – 3.9%
5,100,000	Brockton, MA Area Transit Authority, 2.00% RANs (GTD by Commonwealth of Massachusetts), 8/6/2010	5,112,903
4,000,000	Commonwealth of Massachusetts, LT GO Construction Loan Bonds (Series C), 5.50% (Assured Guaranty Municipal Corp. INS), 11/1/2011	4,304,600
16,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.67%, 2/1/2013	16,000,000
12,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.53%, 2/1/2012	12,000,000
3,750,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.82%, 2/1/2014	3,763,125
4,175,000	Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/20/2010	4,193,120
10,905,000	Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(Assured Guaranty Municipal Corp. INS), 0.550%, 4/2/2010	10,905,000
18,880,000	Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(Assured Guaranty Municipal Corp. INS), 0.460%, 4/1/2010	18,880,000
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,036,890
1,465,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,552,929
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,085,570
Semi-Annual Shareholder Report
13

Principal Amount		Value
$3,250,000	Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,365,148
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,019,320
6,945,000	Massachusetts State HFA, (Series 2009-B), 2.50%, 2/1/2011	7,044,383
8,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 4.00%, 9/1/2011	8,276,960
9,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,682,380
14,940,000	Montachusett, MA Regional Transit Authority, 2.25% RANs (GTD by Commonwealth of Massachusetts), 8/12/2010	14,993,186
8,700,000	Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/3/2010	8,735,235
	TOTAL	132,950,749
	Michigan – 0.9%
1,365,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,368,754
750,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	752,970
9,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2001A-2), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,825,375
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,224,060
2,500,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 1.00% TOBs (Waste Management, Inc.) Mandatory Tender 8/2/2010	2,500,475
14,770,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	15,028,327
	TOTAL	31,699,961
	Minnesota – 0.9%
12,000,000	Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,341,040
2,040,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2011	2,083,962
2,485,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2012	2,580,821
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2013	3,152,922
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2014	3,240,762
Semi-Annual Shareholder Report
14

Principal Amount		Value
$1,000,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds (Series 2008), 4.00% (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS), 2/15/2012	1,041,490
2,900,000	Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	3,015,594
2,500,000	Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,574,650
	TOTAL	30,031,241
	Mississippi – 0.5%
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,479,728
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,288,788
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	11,069,200
	TOTAL	15,837,716
	Missouri – 0.2%
4,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	4,001,000
1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,714,334
	TOTAL	5,715,334
	Nebraska – 0.1%
1,170,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,249,279
1,750,000	Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,841,473
1,250,000	Omaha, NE, UT GO Bonds, 5.00%, 10/15/2010	1,281,800
	TOTAL	4,372,552
	Nevada – 0.4%
2,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,019,860
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,035,760
2,350,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,442,848
1,680,000	Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00% (United States Treasury COL), 7/1/2010	1,703,638
720,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	696,550
1,475,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,415,676
Semi-Annual Shareholder Report
15

Principal Amount		Value
$755,000	Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	753,852
	TOTAL	13,068,184
	New Hampshire – 0.2%
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,069,750
	New Jersey – 3.9%
13,908,053	Aberdeen Township, NJ, UT GO Notes, 2.25% BANs, 7/23/2010	13,955,201
1,150,000	Alloway Township, NJ, (Series 2009A), 3.25% BANs, 5/5/2010	1,151,047
2,250,000	Atlantic County Utilities Authority, NJ, Sewer Refunding Revenue Bonds (Series 2009), 4.00% (Assured Guaranty Corp. INS), 1/15/2011	2,301,795
1,500,000	Atlantic County Utilities Authority, NJ, Sewer Refunding Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 1/15/2012	1,593,195
2,209,339	Barrington, NJ, UT GO BANs, 2.50% BANs, 6/8/2010	2,213,227
11,392,206	Beachwood, NJ, 3.00% BANs, 4/28/2010	11,402,117
5,116,250	Burlington, NJ, 2.50% BANs, 6/25/2010	5,128,222
3,983,980	Clifton, NJ Board of Education, 3.50% GANs, 7/6/2010	3,992,585
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Refunding Revenue Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,637,395
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Refunding Revenue Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,009,020
4,000,000	Middlesex, NJ, 2.25% BANs, 4/1/2010	4,000,080
22,000,000	New Brunswick, NJ Parking Authority, Subordinate Project Notes GTD by City of New Brunswick, NJ, 3.00% BANs, 12/15/2010	22,172,920
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,037,720
13,500,000	Newark, NJ, (Series A), 1.25% BANs, 6/17/2010	13,508,910
8,000,000	Newark, NJ, School Notes (Series D), 1.25% BANs, 6/17/2010	8,007,920
7,380,000	Newark, NJ, School Promissory Notes (Series 2009G), 3.25% BANs, 4/14/2010	7,383,838
7,900,000	Passaic, NJ, General Improvement and Sewer Utility Bonds, 3.50% BANs, 8/6/2010	7,929,783
5,950,000	Rahway, NJ Redevelopment Agency, Tax-Exempt City-Secured Arts District Extension Project Notes (Series 2009), 2.75% GANs (Rahway, NJ), 9/15/2010	5,979,333
2,745,050	Seaside Heights Borough, NJ, 1.50% BANs, 2/4/2011	2,755,811
2,882,500	Trenton, NJ, General Improvement Notes, 3.50% BANs, 12/10/2010	2,899,593
1,710,380	Trenton, NJ, Water Utility Notes, 3.00% BANs, 7/15/2010	1,713,442
2,451,605	Trenton, NJ, Water Utility Notes, 3.50% BANs, 7/15/2010	2,457,685
Semi-Annual Shareholder Report
16

Principal Amount		Value
$5,000,000	Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	5,014,800
	TOTAL	132,245,639
	New Mexico – 0.2%
2,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,003,880
1,370,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,399,633
4,000,000	New Mexico State Finance Authority, State Transportation Refunding Revenue Bonds (Series 2009A), 5.00%, 6/15/2011	4,212,960
130,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	130,588
	TOTAL	7,747,061
	New York – 4.8%
600,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2011	626,796
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,155,200
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,206,560
1,500,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,674,150
4,395,000	Evans, NY, 2.50% BANs, 10/7/2010	4,413,899
3,635,000	McGraw, NY CSD, 2.75% BANs, 7/9/2010	3,646,886
3,000,000	Monroe County, NY, Public Improvement Bonds (Series 2009A), 3.75% (Assured Guaranty Corp. INS), 6/1/2011	3,090,600
8,325,000	Monroe County, NY, UT GO Notes, 3.50% BANs, 7/14/2010	8,350,724
4,000,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2011	4,159,920
1,500,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,595,190
9,500,000	New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.700%, 4/2/2010	9,500,000
8,225,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	9,127,036
8,420,000	New York City, NY, UT GO Bonds (Series 2007C), 5.00%, 1/1/2013	9,215,606
5,000,000	New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,495,100
370,000	New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	371,095
6,355,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 4.00% (School District Financing Program), 10/1/2011	6,667,603
Semi-Annual Shareholder Report
17

Principal Amount		Value
$10,000,000	New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York), Mandatory Tender 5/15/2012	10,777,200
5,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	4,998,700
17,000,000	New York State Thruway Authority, General Revenue Bond Anticipation Notes (Series 2009A), 4.00%, 7/15/2011	17,746,470
10,000,000	Pembroke, NY CSD, 1.75% BANs, 6/21/2010	10,006,400
7,501,000	Sleepy Hollow, NY, (Series 2009C), 2.50% BANs, 8/13/2010	7,540,005
16,000,000	Syracuse, NY, City School District Purposes (Series 2009A), 2.00% RANs, 6/30/2010	16,037,760
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,106,360
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,058,640
17,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	18,192,040
	TOTAL	161,759,940
	North Carolina – 0.7%
2,500,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,648,825
1,000,000	Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,046,390
500,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 3.00%, 12/1/2011	519,845
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,211,980
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,059,310
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,302,540
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,175,420
1,000,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,096,430
1,500,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,545,045
3,265,000	North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,342,119
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,093,360
Semi-Annual Shareholder Report
18

Principal Amount		Value
$2,000,000	North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,153,540
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,216,680
	TOTAL	23,411,484
	Ohio – 2.4%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,036,240
7,500,000	Dover, OH, 3.25% BANs, 6/3/2010	7,510,575
3,000,000	Ironton, OH City School District, 3.375% BANs, 5/26/2010	3,004,290
2,085,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	2,089,108
6,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2011	6,209,280
2,900,000	Ohio Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,917,922
8,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,220,480
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.) Mandatory Tender 8/1/2012	12,865,149
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,404,850
1,200,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,248,636
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,840,265
5,500,000	Ohio Water Development Authority, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,533,990
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	2,992,410
12,230,000	Richland County, OH, 3.50% BANs, 1/11/2011	12,333,588
7,975,000	Tiffin, OH, 3.25% BANs, 6/2/2010	7,986,085
	TOTAL	79,192,868
Semi-Annual Shareholder Report
19

Principal Amount		Value
	Oklahoma – 0.2%
$1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.00% (Putnam City Public Schools), 3/1/2011	1,014,630
3,825,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.50% (Putnam City Public Schools), 3/1/2012	3,928,084
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,047,450
	TOTAL	5,990,164
	Oregon – 0.1%
2,040,000	Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,065,112
	Pennsylvania – 4.9%
13,200,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.34% (UPMC Health System), 5/15/2038	13,200,000
2,040,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	2,141,266
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,288,350
1,120,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,130,898
3,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 3.00% (UPMC Health System), 5/15/2011	3,072,420
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 4.00% (UPMC Health System), 5/15/2012	5,243,350
10,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,925,700
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,548,885
9,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2014	9,950,220
2,180,000	Allegheny County, PA, GO Bonds (Series C-63), 3.00%, 11/1/2011	2,242,740
6,970,000	Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,524,185
7,000,000	Beaver County, PA IDA, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,043,260
10,900,000	Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	10,911,554
8,350,000	Pennsylvania EDFA, Exempt Facilities Refunding Revenue Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,847,242
6,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	6,062,880
Semi-Annual Shareholder Report
20

Principal Amount		Value
$19,955,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	19,940,233
3,500,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	3,500,000
3,035,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,038,703
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,105,400
4,170,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.00% (UPMC Health System), 5/15/2011	4,268,037
3,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2012	3,114,870
7,905,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,279,144
12,070,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.34%, 12/1/2014	12,070,000
2,410,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.81632% (Guthrie Healthcare System, PA), 12/1/2017	2,117,787
7,125,000	South Fork Municipal Authority, PA, (Series A) ARS (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS), 1.250%, 4/1/2010	7,125,000
2,100,000	University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,233,581
	TOTAL	164,925,705
	South Carolina – 1.0%
3,545,000	Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,555,919
3,000,000	Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	2,998,050
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.04% (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,597,930
15,402,000	South Carolina State Housing Finance & Development Authority, Multifamily Rental Housing Revenue Bonds (Series 2008), 1.15% TOBs (GE Funding Capital Market Services, Inc.)/(GTD by GE Capital Corp.), Mandatory Tender 9/1/2010	15,438,195
5,285,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,643,111
	TOTAL	33,233,205
	Tennessee – 0.3%
4,500,000	Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,493,070
Semi-Annual Shareholder Report
21

Principal Amount		Value
$500,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	324,900
460,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	298,908
1,000,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	649,800
5,585,000	Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	5,950,706
	TOTAL	11,717,384
	Texas – 3.1%
1,500,000	Austin, TX, Water and Wastewater System Refunding Revenue Bonds (Series 2008A), 3.00%, 11/15/2011	1,555,920
6,500,000	Dallas, TX ISD, UT GO Refunding Bonds (Series 2009), 4.00%, 2/15/2011	6,694,480
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Refunding Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,094,620
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Refunding Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	2,131,360
1,855,000	Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Refunding Revenue Bonds (Series 2009A), 3.00%, 2/15/2011	1,892,935
1,540,000	Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Refunding Revenue Bonds (Series 2009A), 4.25%, 2/15/2012	1,627,718
3,170,000	Grapevine, TX, Refunding LT GO Bonds (Series 2009), 3.00%, 2/15/2011	3,234,826
4,345,000	Grapevine, TX, Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,652,626
1,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,029,280
2,300,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,509,737
3,500,000	Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.800%, 4/1/2010	3,500,000
4,850,000	Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.779%, 4/1/2010	4,850,000
4,450,000	Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.779%, 4/1/2010	4,450,000
17,500,000	Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.995%, 4/1/2010	17,500,000
Semi-Annual Shareholder Report
22

Principal Amount		Value
$1,000,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,018,570
1,250,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,331,425
1,000,000	Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00% (United States Treasury COL), 8/15/2010	1,017,470
3,500,000	Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,634,120
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	524,410
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	502,810
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	523,850
7,000,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2012	7,090,020
1,750,000	Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2004), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	1,750,368
4,000,000	Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2006), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	4,000,840
1,000,000	San Antonio, TX Water System, Junior Lien Revenue Refunding Bonds (Series 2010), 3.00%, 5/15/2012	1,040,940
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	996,410
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.572% (GTD by J.P. Morgan Chase & Co.), 9/15/2010	614,839
5,000,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 4.00% (Texas State), 10/1/2011	5,252,700
6,415,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	7,053,677
7,250,000	Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,421,245
1,000,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,000,000
1,500,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,567,860
	TOTAL	104,065,056
Semi-Annual Shareholder Report
23

Principal Amount		Value
	Utah – 1.1%
$3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.90% TOBs (Nucor Corp.) Mandatory Tender 10/1/2010	3,304,257
3,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,171,720
5,000,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 4.00%, 7/1/2010	5,045,800
2,765,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2011	2,914,669
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2012	3,248,430
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,547,126
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,573,126
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	11,575,730
	TOTAL	36,380,858
	Virginia – 2.6%
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,777,922
4,275,000	Hopewell, VA, Sewer System Revenue Bonds (Series 2009), 4.00%, 11/15/2012	4,456,687
1,500,000	King George County IDA, VA, 6.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	1,504,080
3,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,171,630
7,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 1.375% TOBs (Virginia Electric & Power Co.) Mandatory Tender 4/1/2011	7,000,000
37,690,000	Norfolk, VA, (Series C), 1.50% BANs, 4/1/2011	38,059,739
1,650,000	Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,773,816
10,150,000	Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes (Series 2002), 5.00% (Virginia State), 9/27/2012	11,159,316
4,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,146,920
2,825,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	3,088,036
3,290,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2009B), 5.00%, 8/1/2011	3,483,748
3,000,000	Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,210,270
Semi-Annual Shareholder Report
24

Principal Amount			Value
$3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,755,640
		TOTAL	87,587,804
		Washington – 1.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,399,708
1,000,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2011	1,030,490
2,155,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,291,692
3,140,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	3,177,146
3,000,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2011	3,166,440
1,585,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00% (United States Treasury COL), 7/1/2010	1,603,751
7,000,000	[1]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	6,997,270
8,000,000	[1]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	7,995,200
8,025,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2010	8,081,977
8,520,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2011	8,703,350
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	10,201,848
		TOTAL	55,648,872
		West Virginia – 0.5%
5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,263,000
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	9,867,700
		TOTAL	15,130,700
		Wisconsin – 0.9%
3,750,000		Oak Creek, WI Waterworks System, BANs (Series 2009), 4.00%, 4/1/2011	3,796,462
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,685,080
Semi-Annual Shareholder Report
25

Principal Amount		Value
$1,985,000	Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	1,999,094
2,840,000	Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,931,533
4,000,000	Wisconsin State Petroleum Inspection Fee, Refunding Revenue Bonds (2009 Series 1), 5.00%, 7/1/2013	4,428,920
2,000,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,129,020
2,420,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,590,634
750,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	798,195
	TOTAL	31,358,938
	Wyoming – 0.1%
4,200,000	Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	4,240,614
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,901,939,701)	1,917,073,366
	SHORT-TERM MUNICIPALS – 44.1%;4
	Alabama – 1.5%
6,340,000	Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	6,340,000
15,500,000	Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 0.600%, 4/1/2010	15,500,000
2,280,000	Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 0.670%, 4/1/2010	2,280,000
6,070,000	Mobile, AL Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	6,070,000
18,600,000	Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 0.750%, 4/7/2010	18,600,000
	TOTAL	48,790,000
	Arkansas – 0.2%
6,425,000	Arkansas Development Finance Authority, (Series 2001D) Weekly VRDNs (ChapelRidge of Cabot Housing Associates)/(Regions Bank, Alabama LOC), 0.670%, 4/1/2010	6,425,000
Semi-Annual Shareholder Report
26

Principal Amount			Value
		California – 5.5%
$6,050,000		California State, GO Tax Exempt Notes, 0.30% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/17/2010	6,050,000
28,600,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/8/2010	28,600,000
32,030,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/29/2010	32,030,000
48,410,000	[1,2]	California Statewide Communities Development Authority, ROCs (Series 10424CE) Weekly VRDNs (Daughters of Charity Health System)/(GTD by Citigroup Financial Products, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 4/1/2010	48,410,000
11,510,000	[1,2]	San Diego, CA USD, DCL (Series 2008-066) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	11,510,000
60,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 0.580%, 4/1/2010	60,000,000
		TOTAL	186,600,000
		Colorado – 2.1%
71,320,000	[1,2]	Colorado Health Facilities Authority, ROCs (Series 10425CE) Weekly VRDNs (Exempla NW Medical Center, LLC)/(GTD by Citigroup Financial Products, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 4/1/2010	71,320,000
		Florida – 2.8%
11,920,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/1/2010	11,920,000
32,440,000	[1,2]	Hillsborough County, FL IDA, (Series MT-008) Weekly VRDNs (University Community Hospital)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.640%, 4/1/2010	32,440,000
19,265,000		New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.600%, 4/7/2010	19,265,000
4,680,000		Sarasota County, FL IDB, (Series 2004) Weekly VRDNs (Tervis Tumbler Co.)/(Bank of America N.A. LOC), 0.400%, 4/1/2010	4,680,000
4,920,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.490%, 4/7/2010	4,920,000
Semi-Annual Shareholder Report
27

Principal Amount			Value
$20,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	20,000,000
		TOTAL	93,225,000
		Georgia – 0.6%
16,000,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 0.640%, 4/1/2010	16,000,000
4,300,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(FHLB of Atlanta LOC), 0.390%, 4/1/2010	4,300,000
		TOTAL	20,300,000
		Illinois – 0.9%
9,600,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.560%, 4/7/2010	9,600,000
11,885,000	[1,2]	Illinois State, (PT-3523) Weekly VRDNs (Dexia Credit Local LIQ), 0.540%, 4/1/2010	11,885,000
10,395,000	[1,2]	Illinois State, (PT-3524) Weekly VRDNs (Dexia Credit Local LIQ), 0.540%, 4/1/2010	10,395,000
		TOTAL	31,880,000
		Indiana – 0.4%
11,760,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	11,760,000
		Kentucky – 0.9%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	8,500,000
8,415,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 4/2/2010	8,415,000
8,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.750%, 4/7/2010	8,000,000
6,215,000		Lexington-Fayette, KY Urban County Government, Variable Rate Educational Facilities Revenue Bonds (Series 2001) Weekly VRDNs (Sayre School)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 4/1/2010	6,215,000
		TOTAL	31,130,000
		Louisiana – 2.1%
10,175,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	10,175,000
40,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	40,000,000
Semi-Annual Shareholder Report
28

Principal Amount			Value
$20,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	20,000,000
		TOTAL	70,175,000
		Massachusetts – 1.2%
27,477,000		Massachusetts Development Finance Agency, (Issue 4), 0.28% CP (FHLB of Boston LOC), Mandatory Tender 4/1/2010	27,477,000
11,520,000	[1,2]	Massachusetts State Special Obligation, (PT-3612) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	11,520,000
		TOTAL	38,997,000
		Michigan – 3.1%
82,430,000	[1,2]	Detroit, MI City School District, (PT-3480) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.490%, 4/1/2010	82,430,000
22,970,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	22,970,000
		TOTAL	105,400,000
		Mississippi – 3.0%
16,000,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	16,000,000
13,500,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	13,500,000
66,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	66,050,000
6,415,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	6,415,000
		TOTAL	101,965,000
		Missouri – 0.3%
10,370,000	[1,2]	St. Louis, MO, (PT-3584) Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	10,370,000
		New Hampshire – 0.3%
11,270,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 0.330%, 4/1/2010	11,270,000
		New Jersey – 3.6%
50,855,000	[1,2]	New Jersey EDA, (PT-3824) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.540%, 4/1/2010	50,855,000
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Principal Amount			Value
$10,940,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-2572) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	10,940,000
10,805,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-3535) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	10,805,000
31,850,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-3859) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	31,850,000
4,010,000	[1,2]	New Jersey Turnpike Authority, (PT-2493) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.540%, 4/1/2010	4,010,000
11,710,000	[1,2]	Washington Township, NJ Board of Education (Mercer County), (PT-2808) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	11,710,000
		TOTAL	120,170,000
		New York – 2.0%
4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 2.750%, 4/1/2010	4,990,000
22,520,000		New York City, NY Transitional Finance Authority, Subordinate Bonds (Series 2007A-3) Weekly VRDNs (Dexia Credit Local LIQ), 0.300%, 4/7/2010	22,520,000
40,650,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.290%, 4/1/2010	40,650,000
		TOTAL	68,160,000
		North Carolina – 0.7%
2,900,000		Chatham, NC Industrial Facilities & Pollution Control Funding Authority, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 2.750%, 4/1/2010	2,900,000
14,405,000	[1,2]	North Carolina Eastern Municipal Power Agency, (PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	14,405,000
6,000,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.310%, 4/1/2010	6,000,000
		TOTAL	23,305,000
		Ohio – 1.6%
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	7,250,000
4,385,000		Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/1/2010	4,385,000
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Principal Amount		Value
$40,625,000	Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.430%, 4/1/2010	40,625,000
	TOTAL	52,260,000
	Oklahoma – 0.0%
1,000,000	Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.400%, 4/7/2010	1,000,000
	Pennsylvania – 1.4%
2,170,000	Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 2.790%, 4/1/2010	2,170,000
40,720,000	Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.400%, 4/7/2010	40,720,000
1,000,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 4/1/2010	1,000,000
4,285,000	Southcentral PA, General Authority, (Series 2000) Weekly VRDNs (Cerebral Palsy Home, Inc.)/(Fulton Bank LOC), 1.800%, 4/1/2010	4,285,000
	TOTAL	48,175,000
	Rhode Island – 0.6%
4,475,000	Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.400%, 4/7/2010	4,475,000
10,900,000	Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.430%, 4/7/2010	10,900,000
4,240,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.450%, 4/7/2010	4,240,000
	TOTAL	19,615,000
	South Carolina – 0.5%
7,390,000	Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Wachovia Bank N.A. LOC), 0.590%, 4/1/2010	7,390,000
8,800,000	Piedmont Municipal Power Agency, SC, (Series 2008D) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 4/1/2010	8,800,000
	TOTAL	16,190,000
	Tennessee – 1.5%
6,400,000	Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.650%, 4/7/2010	6,400,000
2,000,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.670%, 4/1/2010	2,000,000
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Principal Amount		Value
$26,230,000	Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.700%, 4/7/2010	26,230,000
5,700,000	Knox County, TN IDB, (Series 2006) Weekly VRDNs (Cherokee Health Systems)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	5,700,000
9,070,000	Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.730%, 4/7/2010	9,070,000
	TOTAL	49,400,000
	Texas – 4.5%
8,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	8,000,000
11,000,000	Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 0.400%, 4/1/2010	11,000,000
23,400,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.280%, 4/1/2010	23,400,000
10,985,000	Harrison County, TX HFDC, (Series 2006) Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	10,985,000
73,535,000	Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.590%, 4/1/2010	73,535,000
5,000,000	Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	5,000,000
15,000,000	Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	15,000,000
4,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 4/1/2010	4,600,000
	TOTAL	151,520,000
	Utah – 0.5%
15,500,000	Salt Lake County, UT Solid Waste Disposal, (Series A) Weekly VRDNs (Kennecott Utah Copper Corp.)/(GTD by Rio Tinto PLC), 0.800%, 4/7/2010	15,500,000
	Virginia – 0.8%
14,495,000	Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 4/7/2010	14,495,000
13,900,000	Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 4/7/2010	13,900,000
	TOTAL	28,395,000
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Principal Amount		Value
	West Virginia – 1.5%
$50,745,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	50,745,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,484,042,000)	1,484,042,000
	TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $3,385,981,701)[5]	3,401,115,366
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[6]	(32,097,491)
	TOTAL NET ASSETS — 100%	$3,369,017,875

Securities that are subject to the federal alternative minimum tax (AMT) represent 5.8% of the portfolio as calculated based upon total market value.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $442,852,600, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2010, these liquid restricted securities amounted to $424,855,000, which represented 12.6% of total net assets.
3	Non-income producing security.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $3,385,975,789.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

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The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
GANs	— Grant Anticipation Notes
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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34

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $3,385,981,701)		$3,401,115,366
Cash		78,044
Income receivable		20,620,788
Receivable for investments sold		83,995,556
Receivable for shares sold		13,004,803
Prepaid expenses		66,743
TOTAL ASSETS		3,518,881,300
Liabilities:
Payable for investments purchased	$115,408,040
Payable for shares redeemed	33,108,387
Income distribution payable	443,186
Payable for distribution services fee (Note 5)	407,849
Payable for shareholder services fee (Note 5)	495,963
TOTAL LIABILITIES		149,863,425
Net assets for 335,953,624 shares outstanding		$3,369,017,875
Net Assets Consist of:
Paid-in capital		$3,359,491,223
Net unrealized appreciation of investments		15,133,665
Accumulated net realized loss on investments		(5,607,401)
Undistributed net investment income		388
TOTAL NET ASSETS		$3,369,017,875
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,042,512,753 ÷ 103,958,760 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share		$10.03
Redemption proceeds per share		$10.03
Class A Shares:
$2,326,505,122 ÷ 231,994,864 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share (100/98.00 of $10.03)		$10.23
Redemption proceeds per share		$10.03

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Interest			$24,172,946
Expenses:
Investment adviser fee (Note 5)		$10,528,507
Administrative personnel and services fee (Note 5)		1,364,587
Custodian fees		59,761
Transfer and dividend disbursing agent fees and expenses		95,073
Directors'/Trustees' fees		7,167
Auditing fees		11,728
Legal fees		3,455
Portfolio accounting fees		107,172
Distribution services fee — Class A Shares (Note 5)		3,164,438
Shareholder services fee — Class A Shares (Note 5)		3,158,365
Account administration fee — Class A Shares		6,073
Share registration costs		132,758
Printing and postage		25,482
Insurance premiums		4,477
Taxes		127,297
Miscellaneous		3,185
TOTAL EXPENSES		18,799,525
Waivers (Note 5):
Waiver of investment adviser fee	$(6,213,852)
Waiver of administrative personnel and services fee	(29,222)
Waiver of distribution services fee — Class A Shares	(632,888)
TOTAL WAIVERS		(6,875,962)
Net expenses			11,923,563
Net investment income			12,249,383
Realized and Unrealized Gain on Investments:
Net realized gain on investments			127,814
Net change in unrealized appreciation of investments			3,104,664
Net realized and unrealized gain on investments			3,232,478
Change in net assets resulting from operations			$15,481,861

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,249,383	$28,412,243
Net realized gain (loss) on investments	127,814	(1,405,085)
Net change in unrealized appreciation/depreciation of investments	3,104,664	15,979,467
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,481,861	42,986,625
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,995,475)	(8,320,726)
Class A Shares	(7,254,547)	(20,089,793)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,250,022)	(28,410,519)
Share Transactions:
Proceeds from sale of shares	1,675,898,225	3,823,621,229
Net asset value of shares issued to shareholders in payment of distributions declared	9,159,036	21,677,679
Cost of shares redeemed	(1,738,029,305)	(1,202,373,304)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,972,044)	2,642,925,604
Change in net assets	(49,740,205)	2,657,501,710
Net Assets:
Beginning of period	3,418,758,080	761,256,370
End of period (including undistributed net investment income of $388 and $1,027, respectively)	$3,369,017,875	$3,418,758,080

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid Semi-Annual Shareholder Report
38

evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	2/25/2010	$7,000,000	$6,997,270
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	2/25/2010	$8,000,000	$7,995,200
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000	$3,005,130

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,927,204	$610,937,074	93,260,398	$931,780,305
Shares issued to shareholders in payment of distributions declared	265,896	2,666,539	427,808	4,269,296
Shares redeemed	(44,583,979)	(447,083,838)	(25,973,055)	(259,253,515)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,609,121	$166,519,775	67,715,151	$676,796,086
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	106,221,456	$1,064,961,151	289,473,031	$2,891,840,924
Shares issued to shareholders in payment of distributions declared	647,445	6,492,497	1,744,983	17,408,383
Shares redeemed	(128,721,155)	(1,290,945,467)	(94,495,438)	(943,119,789)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(21,852,254)	$(219,491,819)	196,722,576	$1,966,129,518
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,243,133)	$(52,972,044)	264,437,727	$2,642,925,604
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41

4. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $3,385,975,789. The net unrealized appreciation of investments for federal tax was $15,139,577. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,656,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,516,853.

At September 30, 2009, the Fund had a capital loss carryforward of $4,362,766 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$541
2011	$353,600
2012	$59,924
2013	$884,421
2014	$978,739
2015	$631,311
2016	$148,172
2017	$1,306,058

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser voluntarily waived $6,213,852 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $29,222 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FSC voluntarily waived $632,888 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $1,271,162 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC received $1,881 of fees paid by the Fund.

Interfund Transactions

During the six months ended March 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $950,440,000 and $1,173,725,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively, (the “Fee Limit”), through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

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General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$758,913,384
Sales	$148,520,591

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report
44

lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Change in Independent Registered Public Accounting Firm

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009 and ending May 14, 2010: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated Municipal Ultrashort Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
48

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Municipal
Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

28391 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Municipal
Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.02	$9.92	$10.02	$10.05	$10.05	$10.10
Income From Investment Operations:
Net investment income	0.05	0.26	0.37	0.37	0.33	0.24
Net realized and unrealized gain (loss) on investments	0.01	0.10	(0.10)	(0.03)	(0.00)[2]	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.36	0.27	0.34	0.33	0.19
Less Distributions:
Distributions from net investment income	(0.05)	(0.26)	(0.37)	(0.37)	(0.33)	(0.24)
Net Asset Value, End of Period	$10.03	$10.02	$9.92	$10.02	$10.05	$10.05
Total Return[3]	0.61%	3.67%	2.73%	3.47%	3.36%	1.88%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%[5]	0.35%[5]	0.35%	0.35%	0.35%
Net investment income	1.02%[4]	2.25%	3.64%	3.71%	3.26%	2.31%
Expense waiver/reimbursement[6]	0.36%[4]	0.39%	0.40%	0.45%	0.44%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,042,513	$875,235	$194,720	$144,092	$159,072	$282,472
Portfolio turnover	9%	44%	123%	52%	46%	55%
1	On September 26, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.35% for the years ended September 30, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,006.10	$1.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.19	$1.77
1	Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	23.3%
General Obligation - Local	17.0%
General Obligation - State	12.9%
Industrial Development Bond/Pollution Control Revenue	8.6%
Education	6.7%
Transportation	6.3%
Electric and Gas	4.8%
Resource Recovery	4.6%
Public Power	3.8%
Multi-Family Housing	2.1%
Other[2]	10.9%
Other Assets and Liabilities — Net[3]	(1.0)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor.
2	For purposes of this table, sector classifications constitute 90.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount		Value
	Municipal BONDS – 56.9%
	Alabama – 2.1%
$2,035,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,175,904
1,510,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	1,614,552
2,500,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2012	2,699,375
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2013	6,632,460
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2014	4,409,020
4,095,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,421,576
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,852,354
2,025,000	Baldwin County, AL, (Series 2010), 3.00%, 1/1/2012	2,096,138
4,510,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2011	4,592,353
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,589,905
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,548,165
24,750,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)/(Series B) ARS (Assured Guaranty Corp. INS), 1.000%, 4/2/2010	24,750,000
1,300,000	Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,380,548
1,500,000	Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,550,685
4,000,000	Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2012	4,189,960
	TOTAL	70,502,995
	Arizona – 0.9%
2,000,000	Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,064,200
8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,429,600
1,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,083,560
Semi-Annual Shareholder Report

Principal Amount			Value
$5,000,000		Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,567,200
1,000,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2011	1,054,440
1,840,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	2,001,589
1,000,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,051,780
1,000,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,076,980
2,135,000		Arizona Water Infrastructure Finance Authority, Water Quality Refunding Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	2,299,352
1,100,000		Arizona Water Infrastructure Finance Authority, Water Quality Refunding Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,156,958
2,500,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,660,150
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	3,005,130
		TOTAL	31,450,939
		Arkansas – 0.0%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	782,169
		California – 5.1%
11,500,000		California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 1.04% (Loyola Marymount University), 10/1/2015	11,500,000
1,000,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2011	1,034,810
1,500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,584,585
880,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	881,637
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,182,770
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,014,890
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,203,864
2,650,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,793,577
Semi-Annual Shareholder Report

Principal Amount		Value
$3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,156,112
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,172,590
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,375,120
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,995,851
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,924,000
6,500,000	California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-4), 1.65% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2011	6,555,900
1,000,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	1,001,870
40,000,000	California State, (Series 2009 A-1), 3.00% RANs, 5/25/2010	40,136,800
1,000,000	California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,030,950
3,895,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(United States Treasury COL), 1/1/2011	4,033,584
480,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(National Public Finance Guarantee Corporation INS), 1/1/2011	495,749
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,904,693
8,890,000	California Statewide Communities Development Authority, Proposition 1A Receivables Program (Series 2009), 5.00% (California State), 6/15/2013	9,537,281
1,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,020,870
4,000,000	Long Beach Community College District, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,762,960
4,200,000	San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,399,500
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Refunding Revenue Bonds (Series 2009B), 5.00%, 5/15/2012	2,158,620
11,185,000	San Francisco, CA City & County Airport Commission, Second Series Refunding Revenue Governmental Purpose Bonds (Series 2010C), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2014	12,544,201
Semi-Annual Shareholder Report

Principal Amount		Value
$13,300,000	San Francisco, CA City & County Airport Commission, Second Series Refunding Revenue Governmental Purpose Bonds (Series 2010C), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2015	15,024,744
2,755,000	San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, (Series 2008), 5.00%, 4/1/2011	2,855,530
	TOTAL	173,283,058
	Colorado – 1.1%
125,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	122,953
1,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,016,890
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,534,272
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	26,977,750
3,105,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00% (United States Treasury COL), 11/1/2010	3,187,748
	TOTAL	35,839,613
	Connecticut – 0.4%
7,800,000	Connecticut Development Authority, PCRBs (Series 1996A), 1.40% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2011	7,800,000
5,000,000	Connecticut Development Authority, PCRBs (Series 1996A), 5.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2010	5,000,000
1,000,000	Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,049,000
	TOTAL	13,849,000
	Delaware – 0.1%
3,000,000	University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,031,200
	District of Columbia – 0.6%
12,250,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010C), 0.47%, 12/1/2011	12,250,000
2,550,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,706,391
3,000,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,242,400
500,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2010	505,700
Semi-Annual Shareholder Report

Principal Amount			Value
$1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2011	1,053,360
		TOTAL	19,757,851
		Florida – 4.9%
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	5,993,314
54,610	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	21,841
60,000,000		Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	60,318,600
25,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-2), 4.50%, 6/1/2010	25,166,250
8,000,000		Escambia County, FL, (First Series), 1.75% TOBs (Gulf Power Co.), Mandatory Tender 4/21/2010	8,006,000
1,000,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2010A), 5.00%, 7/1/2011	1,051,880
4,000,000		Florida State Board of Education Lottery, Refunding Revenue Bonds (Series 2010C), 2.00%, 7/1/2011	4,058,600
1,365,000		Florida State Board of Education Lottery, Refunding Revenue Bonds (Series 2010C), 3.00%, 7/1/2011	1,401,937
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,240,430
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,549,589
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,539,224
6,105,000		Florida State Turnpike Authority, Refunding Turnpike Revenue Bonds (Series 2008A), 5.00%, 7/1/2011	6,431,862
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,399,988
5,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2011	5,287,750
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,608,300
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.04%, 10/1/2012	12,087,000
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.39%, 10/1/2014	5,036,250
2,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2010	2,000,000
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,168,320
Semi-Annual Shareholder Report

Principal Amount		Value
$1,625,000	Pasco County, FL School Board, (Series B) ARS (AMBAC INS), 0.850%, 4/2/2010	1,625,000
5,550,000	St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 1.030%, 4/2/2010	5,550,000
	TOTAL	165,542,135
	Georgia – 2.3%
2,250,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,326,747
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,110,250
3,000,000	Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,000,000
4,100,000	Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,262,811
2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,178,057
4,595,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	4,722,190
8,000,000	East Point, GA, 3.00% TANs, 12/31/2010	8,087,920
2,850,000	Floyd County, GA School District, GO Sales Tax Bonds (Series 2009), 3.00% (GTD by Georgia State), 8/1/2011	2,935,557
2,500,000	Fulton County, GA Facilities Corp., COP (Series 2009), 3.00%, 11/1/2011	2,570,200
1,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,039,940
4,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,338,960
8,120,000	Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,748,975
8,000,000	Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,529,840
5,850,000	Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	6,395,805
700,000	Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	704,830
5,000,000	Monroe County, GA Development Authority, PCRBs (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,184,750
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,066,740
1,000,000	Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,062,250
Semi-Annual Shareholder Report

Principal Amount		Value
$1,500,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2011	1,579,650
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,482,781
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,532,440
	TOTAL	76,860,693
	Illinois – 1.2%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2011	2,127,300
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,666,375
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.) Mandatory Tender 2/1/2012	3,019,470
5,130,000	Illinois Finance Authority, Revenue Bonds (Series 2010D), 2.00% (Advocate Health Care Network), 4/1/2011	5,174,785
3,650,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	3,852,831
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,319,051
12,600,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, 2.00%, 1/1/2011	12,708,990
	TOTAL	40,868,802
	Indiana – 0.3%
2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,922,205
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2010	2,006,380
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2011	1,039,160
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,129,280
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 8/1/2010	1,007,070
1,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 2.00%, 7/1/2011	1,018,030
Semi-Annual Shareholder Report

Principal Amount		Value
$1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,559,250
	TOTAL	11,681,375
	Iowa – 0.4%
1,500,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2005A), 5.00% (Iowa Health System)/(Assured Guaranty Corp. INS), 2/15/2012	1,586,895
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,337,650
7,050,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,495,630
	TOTAL	14,420,175
	Kansas – 0.2%
2,500,000	Junction City, KS, UT GO Notes (Series 2009B), 4.00%, 6/1/2010	2,513,600
450,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2011	461,871
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/Sunbelt Obligated Group), 11/15/2012	187,848
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	218,974
520,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 2.00% (Via Christi Health System, Inc.), 11/15/2010	523,089
500,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 3.00% (Via Christi Health System, Inc.), 11/15/2011	513,435
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,069,900
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,191,920
	TOTAL	7,680,637
	Kentucky – 0.8%
500,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2010	508,725
1,000,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,056,010
Semi-Annual Shareholder Report

Principal Amount		Value
$4,465,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2011	4,672,489
4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	5,052,444
15,000,000	Owensboro, KY, GO BANs (Series 2009), 3.25%, 7/1/2012	15,196,500
	TOTAL	26,486,168
	Maine – 0.1%
2,000,000	Maine Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	2,000,660
	Maryland – 0.8%
1,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,058,740
16,290,000	Maryland State, State & Local Facilities UT GO Bonds (Second Series 2009B), 5.25%, 8/15/2012	17,959,399
5,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,288,600
2,955,000	Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,282,266
	TOTAL	27,589,005
	Massachusetts – 3.9%
5,100,000	Brockton, MA Area Transit Authority, 2.00% RANs (GTD by Commonwealth of Massachusetts), 8/6/2010	5,112,903
4,000,000	Commonwealth of Massachusetts, LT GO Construction Loan Bonds (Series C), 5.50% (Assured Guaranty Municipal Corp. INS), 11/1/2011	4,304,600
16,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.67%, 2/1/2013	16,000,000
12,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.53%, 2/1/2012	12,000,000
3,750,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.82%, 2/1/2014	3,763,125
4,175,000	Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/20/2010	4,193,120
10,905,000	Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(Assured Guaranty Municipal Corp. INS), 0.550%, 4/2/2010	10,905,000
18,880,000	Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(Assured Guaranty Municipal Corp. INS), 0.460%, 4/1/2010	18,880,000
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,036,890
1,465,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,552,929
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,085,570
Semi-Annual Shareholder Report

Principal Amount		Value
$3,250,000	Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,365,148
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,019,320
6,945,000	Massachusetts State HFA, (Series 2009-B), 2.50%, 2/1/2011	7,044,383
8,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 4.00%, 9/1/2011	8,276,960
9,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,682,380
14,940,000	Montachusett, MA Regional Transit Authority, 2.25% RANs (GTD by Commonwealth of Massachusetts), 8/12/2010	14,993,186
8,700,000	Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/3/2010	8,735,235
	TOTAL	132,950,749
	Michigan – 0.9%
1,365,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,368,754
750,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	752,970
9,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2001A-2), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,825,375
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,224,060
2,500,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 1.00% TOBs (Waste Management, Inc.) Mandatory Tender 8/2/2010	2,500,475
14,770,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	15,028,327
	TOTAL	31,699,961
	Minnesota – 0.9%
12,000,000	Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,341,040
2,040,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2011	2,083,962
2,485,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2012	2,580,821
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2013	3,152,922
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2014	3,240,762
Semi-Annual Shareholder Report

Principal Amount		Value
$1,000,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds (Series 2008), 4.00% (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS), 2/15/2012	1,041,490
2,900,000	Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	3,015,594
2,500,000	Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,574,650
	TOTAL	30,031,241
	Mississippi – 0.5%
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,479,728
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,288,788
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	11,069,200
	TOTAL	15,837,716
	Missouri – 0.2%
4,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	4,001,000
1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,714,334
	TOTAL	5,715,334
	Nebraska – 0.1%
1,170,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,249,279
1,750,000	Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,841,473
1,250,000	Omaha, NE, UT GO Bonds, 5.00%, 10/15/2010	1,281,800
	TOTAL	4,372,552
	Nevada – 0.4%
2,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,019,860
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,035,760
2,350,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,442,848
1,680,000	Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00% (United States Treasury COL), 7/1/2010	1,703,638
720,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	696,550
1,475,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,415,676
Semi-Annual Shareholder Report

Principal Amount		Value
$755,000	Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	753,852
	TOTAL	13,068,184
	New Hampshire – 0.2%
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,069,750
	New Jersey – 3.9%
13,908,053	Aberdeen Township, NJ, UT GO Notes, 2.25% BANs, 7/23/2010	13,955,201
1,150,000	Alloway Township, NJ, (Series 2009A), 3.25% BANs, 5/5/2010	1,151,047
2,250,000	Atlantic County Utilities Authority, NJ, Sewer Refunding Revenue Bonds (Series 2009), 4.00% (Assured Guaranty Corp. INS), 1/15/2011	2,301,795
1,500,000	Atlantic County Utilities Authority, NJ, Sewer Refunding Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 1/15/2012	1,593,195
2,209,339	Barrington, NJ, UT GO BANs, 2.50% BANs, 6/8/2010	2,213,227
11,392,206	Beachwood, NJ, 3.00% BANs, 4/28/2010	11,402,117
5,116,250	Burlington, NJ, 2.50% BANs, 6/25/2010	5,128,222
3,983,980	Clifton, NJ Board of Education, 3.50% GANs, 7/6/2010	3,992,585
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Refunding Revenue Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,637,395
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Refunding Revenue Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,009,020
4,000,000	Middlesex, NJ, 2.25% BANs, 4/1/2010	4,000,080
22,000,000	New Brunswick, NJ Parking Authority, Subordinate Project Notes GTD by City of New Brunswick, NJ, 3.00% BANs, 12/15/2010	22,172,920
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,037,720
13,500,000	Newark, NJ, (Series A), 1.25% BANs, 6/17/2010	13,508,910
8,000,000	Newark, NJ, School Notes (Series D), 1.25% BANs, 6/17/2010	8,007,920
7,380,000	Newark, NJ, School Promissory Notes (Series 2009G), 3.25% BANs, 4/14/2010	7,383,838
7,900,000	Passaic, NJ, General Improvement and Sewer Utility Bonds, 3.50% BANs, 8/6/2010	7,929,783
5,950,000	Rahway, NJ Redevelopment Agency, Tax-Exempt City-Secured Arts District Extension Project Notes (Series 2009), 2.75% GANs (Rahway, NJ), 9/15/2010	5,979,333
2,745,050	Seaside Heights Borough, NJ, 1.50% BANs, 2/4/2011	2,755,811
2,882,500	Trenton, NJ, General Improvement Notes, 3.50% BANs, 12/10/2010	2,899,593
1,710,380	Trenton, NJ, Water Utility Notes, 3.00% BANs, 7/15/2010	1,713,442
2,451,605	Trenton, NJ, Water Utility Notes, 3.50% BANs, 7/15/2010	2,457,685
Semi-Annual Shareholder Report

Principal Amount		Value
$5,000,000	Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	5,014,800
	TOTAL	132,245,639
	New Mexico – 0.2%
2,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,003,880
1,370,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,399,633
4,000,000	New Mexico State Finance Authority, State Transportation Refunding Revenue Bonds (Series 2009A), 5.00%, 6/15/2011	4,212,960
130,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	130,588
	TOTAL	7,747,061
	New York – 4.8%
600,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2011	626,796
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,155,200
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,206,560
1,500,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,674,150
4,395,000	Evans, NY, 2.50% BANs, 10/7/2010	4,413,899
3,635,000	McGraw, NY CSD, 2.75% BANs, 7/9/2010	3,646,886
3,000,000	Monroe County, NY, Public Improvement Bonds (Series 2009A), 3.75% (Assured Guaranty Corp. INS), 6/1/2011	3,090,600
8,325,000	Monroe County, NY, UT GO Notes, 3.50% BANs, 7/14/2010	8,350,724
4,000,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2011	4,159,920
1,500,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,595,190
9,500,000	New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.700%, 4/2/2010	9,500,000
8,225,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	9,127,036
8,420,000	New York City, NY, UT GO Bonds (Series 2007C), 5.00%, 1/1/2013	9,215,606
5,000,000	New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,495,100
370,000	New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	371,095
6,355,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 4.00% (School District Financing Program), 10/1/2011	6,667,603
Semi-Annual Shareholder Report

Principal Amount		Value
$10,000,000	New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York), Mandatory Tender 5/15/2012	10,777,200
5,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	4,998,700
17,000,000	New York State Thruway Authority, General Revenue Bond Anticipation Notes (Series 2009A), 4.00%, 7/15/2011	17,746,470
10,000,000	Pembroke, NY CSD, 1.75% BANs, 6/21/2010	10,006,400
7,501,000	Sleepy Hollow, NY, (Series 2009C), 2.50% BANs, 8/13/2010	7,540,005
16,000,000	Syracuse, NY, City School District Purposes (Series 2009A), 2.00% RANs, 6/30/2010	16,037,760
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,106,360
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,058,640
17,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	18,192,040
	TOTAL	161,759,940
	North Carolina – 0.7%
2,500,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,648,825
1,000,000	Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,046,390
500,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 3.00%, 12/1/2011	519,845
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,211,980
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,059,310
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,302,540
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,175,420
1,000,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,096,430
1,500,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,545,045
3,265,000	North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,342,119
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,093,360
Semi-Annual Shareholder Report

Principal Amount		Value
$2,000,000	North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,153,540
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,216,680
	TOTAL	23,411,484
	Ohio – 2.4%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,036,240
7,500,000	Dover, OH, 3.25% BANs, 6/3/2010	7,510,575
3,000,000	Ironton, OH City School District, 3.375% BANs, 5/26/2010	3,004,290
2,085,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	2,089,108
6,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2011	6,209,280
2,900,000	Ohio Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,917,922
8,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,220,480
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.) Mandatory Tender 8/1/2012	12,865,149
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,404,850
1,200,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,248,636
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,840,265
5,500,000	Ohio Water Development Authority, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,533,990
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	2,992,410
12,230,000	Richland County, OH, 3.50% BANs, 1/11/2011	12,333,588
7,975,000	Tiffin, OH, 3.25% BANs, 6/2/2010	7,986,085
	TOTAL	79,192,868
Semi-Annual Shareholder Report

Principal Amount		Value
	Oklahoma – 0.2%
$1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.00% (Putnam City Public Schools), 3/1/2011	1,014,630
3,825,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.50% (Putnam City Public Schools), 3/1/2012	3,928,084
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,047,450
	TOTAL	5,990,164
	Oregon – 0.1%
2,040,000	Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,065,112
	Pennsylvania – 4.9%
13,200,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.34% (UPMC Health System), 5/15/2038	13,200,000
2,040,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	2,141,266
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,288,350
1,120,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,130,898
3,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 3.00% (UPMC Health System), 5/15/2011	3,072,420
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 4.00% (UPMC Health System), 5/15/2012	5,243,350
10,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,925,700
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,548,885
9,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2014	9,950,220
2,180,000	Allegheny County, PA, GO Bonds (Series C-63), 3.00%, 11/1/2011	2,242,740
6,970,000	Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,524,185
7,000,000	Beaver County, PA IDA, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,043,260
10,900,000	Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	10,911,554
8,350,000	Pennsylvania EDFA, Exempt Facilities Refunding Revenue Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,847,242
6,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	6,062,880
Semi-Annual Shareholder Report

Principal Amount		Value
$19,955,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	19,940,233
3,500,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	3,500,000
3,035,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,038,703
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,105,400
4,170,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.00% (UPMC Health System), 5/15/2011	4,268,037
3,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2012	3,114,870
7,905,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,279,144
12,070,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.34%, 12/1/2014	12,070,000
2,410,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.81632% (Guthrie Healthcare System, PA), 12/1/2017	2,117,787
7,125,000	South Fork Municipal Authority, PA, (Series A) ARS (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS), 1.250%, 4/1/2010	7,125,000
2,100,000	University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,233,581
	TOTAL	164,925,705
	South Carolina – 1.0%
3,545,000	Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,555,919
3,000,000	Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	2,998,050
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.04% (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,597,930
15,402,000	South Carolina State Housing Finance & Development Authority, Multifamily Rental Housing Revenue Bonds (Series 2008), 1.15% TOBs (GE Funding Capital Market Services, Inc.)/(GTD by GE Capital Corp.), Mandatory Tender 9/1/2010	15,438,195
5,285,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,643,111
	TOTAL	33,233,205
	Tennessee – 0.3%
4,500,000	Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,493,070
Semi-Annual Shareholder Report

Principal Amount		Value
$500,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	324,900
460,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	298,908
1,000,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	649,800
5,585,000	Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	5,950,706
	TOTAL	11,717,384
	Texas – 3.1%
1,500,000	Austin, TX, Water and Wastewater System Refunding Revenue Bonds (Series 2008A), 3.00%, 11/15/2011	1,555,920
6,500,000	Dallas, TX ISD, UT GO Refunding Bonds (Series 2009), 4.00%, 2/15/2011	6,694,480
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Refunding Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,094,620
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Refunding Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	2,131,360
1,855,000	Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Refunding Revenue Bonds (Series 2009A), 3.00%, 2/15/2011	1,892,935
1,540,000	Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Refunding Revenue Bonds (Series 2009A), 4.25%, 2/15/2012	1,627,718
3,170,000	Grapevine, TX, Refunding LT GO Bonds (Series 2009), 3.00%, 2/15/2011	3,234,826
4,345,000	Grapevine, TX, Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,652,626
1,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,029,280
2,300,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,509,737
3,500,000	Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.800%, 4/1/2010	3,500,000
4,850,000	Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.779%, 4/1/2010	4,850,000
4,450,000	Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.779%, 4/1/2010	4,450,000
17,500,000	Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.995%, 4/1/2010	17,500,000
Semi-Annual Shareholder Report

Principal Amount		Value
$1,000,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,018,570
1,250,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,331,425
1,000,000	Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00% (United States Treasury COL), 8/15/2010	1,017,470
3,500,000	Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,634,120
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	524,410
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	502,810
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	523,850
7,000,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2012	7,090,020
1,750,000	Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2004), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	1,750,368
4,000,000	Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2006), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	4,000,840
1,000,000	San Antonio, TX Water System, Junior Lien Revenue Refunding Bonds (Series 2010), 3.00%, 5/15/2012	1,040,940
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	996,410
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.572% (GTD by J.P. Morgan Chase & Co.), 9/15/2010	614,839
5,000,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 4.00% (Texas State), 10/1/2011	5,252,700
6,415,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	7,053,677
7,250,000	Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,421,245
1,000,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,000,000
1,500,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,567,860
	TOTAL	104,065,056
Semi-Annual Shareholder Report

Principal Amount		Value
	Utah – 1.1%
$3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.90% TOBs (Nucor Corp.) Mandatory Tender 10/1/2010	3,304,257
3,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,171,720
5,000,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 4.00%, 7/1/2010	5,045,800
2,765,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2011	2,914,669
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2012	3,248,430
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,547,126
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,573,126
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	11,575,730
	TOTAL	36,380,858
	Virginia – 2.6%
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,777,922
4,275,000	Hopewell, VA, Sewer System Revenue Bonds (Series 2009), 4.00%, 11/15/2012	4,456,687
1,500,000	King George County IDA, VA, 6.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	1,504,080
3,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,171,630
7,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 1.375% TOBs (Virginia Electric & Power Co.) Mandatory Tender 4/1/2011	7,000,000
37,690,000	Norfolk, VA, (Series C), 1.50% BANs, 4/1/2011	38,059,739
1,650,000	Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,773,816
10,150,000	Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes (Series 2002), 5.00% (Virginia State), 9/27/2012	11,159,316
4,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,146,920
2,825,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	3,088,036
3,290,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2009B), 5.00%, 8/1/2011	3,483,748
3,000,000	Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,210,270
Semi-Annual Shareholder Report

Principal Amount			Value
$3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,755,640
		TOTAL	87,587,804
		Washington – 1.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,399,708
1,000,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2011	1,030,490
2,155,000		Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,291,692
3,140,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	3,177,146
3,000,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2011	3,166,440
1,585,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00% (United States Treasury COL), 7/1/2010	1,603,751
7,000,000	[1]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	6,997,270
8,000,000	[1]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	7,995,200
8,025,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2010	8,081,977
8,520,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2011	8,703,350
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	10,201,848
		TOTAL	55,648,872
		West Virginia – 0.5%
5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,263,000
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	9,867,700
		TOTAL	15,130,700
		Wisconsin – 0.9%
3,750,000		Oak Creek, WI Waterworks System, BANs (Series 2009), 4.00%, 4/1/2011	3,796,462
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,685,080
Semi-Annual Shareholder Report

Principal Amount		Value
$1,985,000	Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	1,999,094
2,840,000	Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,931,533
4,000,000	Wisconsin State Petroleum Inspection Fee, Refunding Revenue Bonds (2009 Series 1), 5.00%, 7/1/2013	4,428,920
2,000,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,129,020
2,420,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,590,634
750,000	Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	798,195
	TOTAL	31,358,938
	Wyoming – 0.1%
4,200,000	Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	4,240,614
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,901,939,701)	1,917,073,366
	SHORT-TERM MUNICIPALS – 44.1%;4
	Alabama – 1.5%
6,340,000	Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	6,340,000
15,500,000	Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 0.600%, 4/1/2010	15,500,000
2,280,000	Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 0.670%, 4/1/2010	2,280,000
6,070,000	Mobile, AL Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	6,070,000
18,600,000	Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 0.750%, 4/7/2010	18,600,000
	TOTAL	48,790,000
	Arkansas – 0.2%
6,425,000	Arkansas Development Finance Authority, (Series 2001D) Weekly VRDNs (ChapelRidge of Cabot Housing Associates)/(Regions Bank, Alabama LOC), 0.670%, 4/1/2010	6,425,000
Semi-Annual Shareholder Report

Principal Amount			Value
		California – 5.5%
$6,050,000		California State, GO Tax Exempt Notes, 0.30% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/17/2010	6,050,000
28,600,000		California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/8/2010	28,600,000
32,030,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/29/2010	32,030,000
48,410,000	[1,2]	California Statewide Communities Development Authority, ROCs (Series 10424CE) Weekly VRDNs (Daughters of Charity Health System)/(GTD by Citigroup Financial Products, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 4/1/2010	48,410,000
11,510,000	[1,2]	San Diego, CA USD, DCL (Series 2008-066) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	11,510,000
60,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 0.580%, 4/1/2010	60,000,000
		TOTAL	186,600,000
		Colorado – 2.1%
71,320,000	[1,2]	Colorado Health Facilities Authority, ROCs (Series 10425CE) Weekly VRDNs (Exempla NW Medical Center, LLC)/(GTD by Citigroup Financial Products, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 4/1/2010	71,320,000
		Florida – 2.8%
11,920,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/1/2010	11,920,000
32,440,000	[1,2]	Hillsborough County, FL IDA, (Series MT-008) Weekly VRDNs (University Community Hospital)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.640%, 4/1/2010	32,440,000
19,265,000		New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.600%, 4/7/2010	19,265,000
4,680,000		Sarasota County, FL IDB, (Series 2004) Weekly VRDNs (Tervis Tumbler Co.)/(Bank of America N.A. LOC), 0.400%, 4/1/2010	4,680,000
4,920,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.490%, 4/7/2010	4,920,000
Semi-Annual Shareholder Report

Principal Amount			Value
$20,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	20,000,000
		TOTAL	93,225,000
		Georgia – 0.6%
16,000,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 0.640%, 4/1/2010	16,000,000
4,300,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(FHLB of Atlanta LOC), 0.390%, 4/1/2010	4,300,000
		TOTAL	20,300,000
		Illinois – 0.9%
9,600,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.560%, 4/7/2010	9,600,000
11,885,000	[1,2]	Illinois State, (PT-3523) Weekly VRDNs (Dexia Credit Local LIQ), 0.540%, 4/1/2010	11,885,000
10,395,000	[1,2]	Illinois State, (PT-3524) Weekly VRDNs (Dexia Credit Local LIQ), 0.540%, 4/1/2010	10,395,000
		TOTAL	31,880,000
		Indiana – 0.4%
11,760,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	11,760,000
		Kentucky – 0.9%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	8,500,000
8,415,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 4/2/2010	8,415,000
8,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.750%, 4/7/2010	8,000,000
6,215,000		Lexington-Fayette, KY Urban County Government, Variable Rate Educational Facilities Revenue Bonds (Series 2001) Weekly VRDNs (Sayre School)/(Fifth Third Bank, Cincinnati LOC), 0.480%, 4/1/2010	6,215,000
		TOTAL	31,130,000
		Louisiana – 2.1%
10,175,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	10,175,000
40,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	40,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$20,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	20,000,000
		TOTAL	70,175,000
		Massachusetts – 1.2%
27,477,000		Massachusetts Development Finance Agency, (Issue 4), 0.28% CP (FHLB of Boston LOC), Mandatory Tender 4/1/2010	27,477,000
11,520,000	[1,2]	Massachusetts State Special Obligation, (PT-3612) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	11,520,000
		TOTAL	38,997,000
		Michigan – 3.1%
82,430,000	[1,2]	Detroit, MI City School District, (PT-3480) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.490%, 4/1/2010	82,430,000
22,970,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	22,970,000
		TOTAL	105,400,000
		Mississippi – 3.0%
16,000,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	16,000,000
13,500,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	13,500,000
66,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	66,050,000
6,415,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	6,415,000
		TOTAL	101,965,000
		Missouri – 0.3%
10,370,000	[1,2]	St. Louis, MO, (PT-3584) Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	10,370,000
		New Hampshire – 0.3%
11,270,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 0.330%, 4/1/2010	11,270,000
		New Jersey – 3.6%
50,855,000	[1,2]	New Jersey EDA, (PT-3824) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.540%, 4/1/2010	50,855,000
Semi-Annual Shareholder Report

Principal Amount			Value
$10,940,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-2572) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	10,940,000
10,805,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-3535) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	10,805,000
31,850,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-3859) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	31,850,000
4,010,000	[1,2]	New Jersey Turnpike Authority, (PT-2493) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.540%, 4/1/2010	4,010,000
11,710,000	[1,2]	Washington Township, NJ Board of Education (Mercer County), (PT-2808) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	11,710,000
		TOTAL	120,170,000
		New York – 2.0%
4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 2.750%, 4/1/2010	4,990,000
22,520,000		New York City, NY Transitional Finance Authority, Subordinate Bonds (Series 2007A-3) Weekly VRDNs (Dexia Credit Local LIQ), 0.300%, 4/7/2010	22,520,000
40,650,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.290%, 4/1/2010	40,650,000
		TOTAL	68,160,000
		North Carolina – 0.7%
2,900,000		Chatham, NC Industrial Facilities & Pollution Control Funding Authority, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 2.750%, 4/1/2010	2,900,000
14,405,000	[1,2]	North Carolina Eastern Municipal Power Agency, (PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.540%, 4/1/2010	14,405,000
6,000,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.310%, 4/1/2010	6,000,000
		TOTAL	23,305,000
		Ohio – 1.6%
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	7,250,000
4,385,000		Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/1/2010	4,385,000
Semi-Annual Shareholder Report

Principal Amount		Value
$40,625,000	Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.430%, 4/1/2010	40,625,000
	TOTAL	52,260,000
	Oklahoma – 0.0%
1,000,000	Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.400%, 4/7/2010	1,000,000
	Pennsylvania – 1.4%
2,170,000	Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 2.790%, 4/1/2010	2,170,000
40,720,000	Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.400%, 4/7/2010	40,720,000
1,000,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 4/1/2010	1,000,000
4,285,000	Southcentral PA, General Authority, (Series 2000) Weekly VRDNs (Cerebral Palsy Home, Inc.)/(Fulton Bank LOC), 1.800%, 4/1/2010	4,285,000
	TOTAL	48,175,000
	Rhode Island – 0.6%
4,475,000	Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.400%, 4/7/2010	4,475,000
10,900,000	Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.430%, 4/7/2010	10,900,000
4,240,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.450%, 4/7/2010	4,240,000
	TOTAL	19,615,000
	South Carolina – 0.5%
7,390,000	Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Wachovia Bank N.A. LOC), 0.590%, 4/1/2010	7,390,000
8,800,000	Piedmont Municipal Power Agency, SC, (Series 2008D) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 4/1/2010	8,800,000
	TOTAL	16,190,000
	Tennessee – 1.5%
6,400,000	Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.650%, 4/7/2010	6,400,000
2,000,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.670%, 4/1/2010	2,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
$26,230,000	Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.700%, 4/7/2010	26,230,000
5,700,000	Knox County, TN IDB, (Series 2006) Weekly VRDNs (Cherokee Health Systems)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	5,700,000
9,070,000	Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.730%, 4/7/2010	9,070,000
	TOTAL	49,400,000
	Texas – 4.5%
8,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	8,000,000
11,000,000	Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 0.400%, 4/1/2010	11,000,000
23,400,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.280%, 4/1/2010	23,400,000
10,985,000	Harrison County, TX HFDC, (Series 2006) Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	10,985,000
73,535,000	Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.590%, 4/1/2010	73,535,000
5,000,000	Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	5,000,000
15,000,000	Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.430%, 4/7/2010	15,000,000
4,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 4/1/2010	4,600,000
	TOTAL	151,520,000
	Utah – 0.5%
15,500,000	Salt Lake County, UT Solid Waste Disposal, (Series A) Weekly VRDNs (Kennecott Utah Copper Corp.)/(GTD by Rio Tinto PLC), 0.800%, 4/7/2010	15,500,000
	Virginia – 0.8%
14,495,000	Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 4/7/2010	14,495,000
13,900,000	Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 4/7/2010	13,900,000
	TOTAL	28,395,000
Semi-Annual Shareholder Report

Principal Amount		Value
	West Virginia – 1.5%
$50,745,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	50,745,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,484,042,000)	1,484,042,000
	TOTAL INVESTMENTS — 101.0% (IDENTIFIED COST $3,385,981,701)[5]	3,401,115,366
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[6]	(32,097,491)
	TOTAL NET ASSETS — 100%	$3,369,017,875

Securities that are subject to the federal alternative minimum tax (AMT) represent 5.8% of the portfolio as calculated based upon total market value.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $442,852,600, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2010, these liquid restricted securities amounted to $424,855,000, which represented 12.6% of total net assets.
3	Non-income producing security.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $3,385,975,789.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
GANs	— Grant Anticipation Notes
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $3,385,981,701)		$3,401,115,366
Cash		78,044
Income receivable		20,620,788
Receivable for investments sold		83,995,556
Receivable for shares sold		13,004,803
Prepaid expenses		66,743
TOTAL ASSETS		3,518,881,300
Liabilities:
Payable for investments purchased	$115,408,040
Payable for shares redeemed	33,108,387
Income distribution payable	443,186
Payable for distribution services fee (Note 5)	407,849
Payable for shareholder services fee (Note 5)	495,963
TOTAL LIABILITIES		149,863,425
Net assets for 335,953,624 shares outstanding		$3,369,017,875
Net Assets Consist of:
Paid-in capital		$3,359,491,223
Net unrealized appreciation of investments		15,133,665
Accumulated net realized loss on investments		(5,607,401)
Undistributed net investment income		388
TOTAL NET ASSETS		$3,369,017,875
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,042,512,753 ÷ 103,958,760 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share		$10.03
Redemption proceeds per share		$10.03
Class A Shares:
$2,326,505,122 ÷ 231,994,864 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share (100/98.00 of $10.03)		$10.23
Redemption proceeds per share		$10.03

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Interest			$24,172,946
Expenses:
Investment adviser fee (Note 5)		$10,528,507
Administrative personnel and services fee (Note 5)		1,364,587
Custodian fees		59,761
Transfer and dividend disbursing agent fees and expenses		95,073
Directors'/Trustees' fees		7,167
Auditing fees		11,728
Legal fees		3,455
Portfolio accounting fees		107,172
Distribution services fee — Class A Shares (Note 5)		3,164,438
Shareholder services fee — Class A Shares (Note 5)		3,158,365
Account administration fee — Class A Shares		6,073
Share registration costs		132,758
Printing and postage		25,482
Insurance premiums		4,477
Taxes		127,297
Miscellaneous		3,185
TOTAL EXPENSES		18,799,525
Waivers (Note 5):
Waiver of investment adviser fee	$(6,213,852)
Waiver of administrative personnel and services fee	(29,222)
Waiver of distribution services fee — Class A Shares	(632,888)
TOTAL WAIVERS		(6,875,962)
Net expenses			11,923,563
Net investment income			12,249,383
Realized and Unrealized Gain on Investments:
Net realized gain on investments			127,814
Net change in unrealized appreciation of investments			3,104,664
Net realized and unrealized gain on investments			3,232,478
Change in net assets resulting from operations			$15,481,861

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,249,383	$28,412,243
Net realized gain (loss) on investments	127,814	(1,405,085)
Net change in unrealized appreciation/depreciation of investments	3,104,664	15,979,467
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,481,861	42,986,625
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,995,475)	(8,320,726)
Class A Shares	(7,254,547)	(20,089,793)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,250,022)	(28,410,519)
Share Transactions:
Proceeds from sale of shares	1,675,898,225	3,823,621,229
Net asset value of shares issued to shareholders in payment of distributions declared	9,159,036	21,677,679
Cost of shares redeemed	(1,738,029,305)	(1,202,373,304)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,972,044)	2,642,925,604
Change in net assets	(49,740,205)	2,657,501,710
Net Assets:
Beginning of period	3,418,758,080	761,256,370
End of period (including undistributed net investment income of $388 and $1,027, respectively)	$3,369,017,875	$3,418,758,080

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid Semi-Annual Shareholder Report evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	2/25/2010	$7,000,000	$6,997,270
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	2/25/2010	$8,000,000	$7,995,200
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000	$3,005,130

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,927,204	$610,937,074	93,260,398	$931,780,305
Shares issued to shareholders in payment of distributions declared	265,896	2,666,539	427,808	4,269,296
Shares redeemed	(44,583,979)	(447,083,838)	(25,973,055)	(259,253,515)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,609,121	$166,519,775	67,715,151	$676,796,086
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	106,221,456	$1,064,961,151	289,473,031	$2,891,840,924
Shares issued to shareholders in payment of distributions declared	647,445	6,492,497	1,744,983	17,408,383
Shares redeemed	(128,721,155)	(1,290,945,467)	(94,495,438)	(943,119,789)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(21,852,254)	$(219,491,819)	196,722,576	$1,966,129,518
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,243,133)	$(52,972,044)	264,437,727	$2,642,925,604
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $3,385,975,789. The net unrealized appreciation of investments for federal tax was $15,139,577. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,656,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,516,853.

At September 30, 2009, the Fund had a capital loss carryforward of $4,362,766 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$541
2011	$353,600
2012	$59,924
2013	$884,421
2014	$978,739
2015	$631,311
2016	$148,172
2017	$1,306,058

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser voluntarily waived $6,213,852 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $29,222 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FSC voluntarily waived $632,888 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $1,271,162 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC received $1,881 of fees paid by the Fund.

Interfund Transactions

During the six months ended March 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $950,440,000 and $1,173,725,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively, (the “Fee Limit”), through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Semi-Annual Shareholder Report

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$758,913,384
Sales	$148,520,591

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these Semi-Annual Shareholder Report lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Change in Independent Registered Public Accounting Firm

On May 14, 2010, the Fund's Directors, upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Ernst & Young LLP (E&Y) resigned. The previous reports issued by E&Y on the Fund's financial statements for the fiscal years ended September 30, 2008 and September 30, 2009, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years September 30, 2008 and September 30, 2009, and the interim period commencing October 1, 2009 and ending May 14, 2010: (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2010. During the Fund's fiscal years ended September 30, 2008 and September 30, 2009 and the interim period commencing October 1, 2009 and ending May 14, 2010, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Municipal Ultrashort Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Municipal
Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

26299 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J.Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010